Commitments and Contingencies (Guarantees and Letters of Credit) (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 13, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Guarantor Obligations [Line Items]
Guaranty Liabilities	CAD 1,577
Guarantee Obligations Current Carrying Value	577
Letters of Credit Outstanding, Amount			CAD 37	CAD 33
Other Assets, Noncurrent, Total	9,420			2,974
TECO Energy Inc [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	80	$ 59		CAD 124	$ 95
Financial Standby Letter of Credit [Member] | Emera Inc | Bear Swamp Power Company Limited Liability Company [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount | $		24
Financial Standby Letter of Credit [Member] | TECO Coal [Member]
Guarantor Obligations [Line Items]
Repayments of Lines of Credit with Bonds on Divestiture of Subsisdiary	54	$ 40
Financial Standby Letter of Credit [Member] | Nova Scotia Power Inc. [Member] | Pension Plan [Member]
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	CAD 47